INCOME TAX EXPENSE (Tables)	12 Months Ended
Dec. 31, 2020
INCOME TAX EXPENSE
Schedule of income tax expense

	December 31, 2018	December 31, 2019	December 31, 2020
	(Restated)	(Restated)
Current income tax expense	759,111	723,062	813,112
Deferred tax benefit	67,255	(94,686)	(230,924)
	826,366	628,376	582,188

Schedule of reconciliation of the tax expense applicable to profit before tax at the statutory rates

	December 31, 2018	December 31, 2019	December 31, 2020
	(Restated)	(Restated)
Profit before income tax	2,272,555	2,118,961	2,155,217

Tax expense calculated at the statutory tax rate of 25% (2019: 25%, 2018: 25%)	568,139	529,740	538,804
Tax effects of:
Preferential income tax rates applicable to certain branches and subsidiaries	(268,665)	(464,912)	(357,016)
Impact of change in income tax rate	23,425	4,594	(52,177)
Tax losses with no deferred tax assets recognized	434,103	588,267	477,876
Deductible temporary differences with no deferred tax assets recognized	384,072	41,695	146,276
Utilization of previously unrecognized tax losses and deductible temporary differences	(52,962)	(18,105)	(73,779)
Tax incentive in relation to deduction of certain expenses	(62,172)	(50,921)	(42,958)
Expenses not deductible for tax purposes	54,959	56,448	52,261
Non-taxable income	(252,500)	(173,686)	—
Write-off of unrecoverable deferred tax assets previously recognized	183,195	187,432	41,757
Profits and losses attributable to joint ventures and associates	40,029	(79,720)	(70,577)
Recognition of deferred tax assets related to deductible temporary differences and tax losses previously not recognized	(233,940)	(3,868)	(61,987)
Adjustments in respect of current income tax of previous periods	8,683	11,412	(16,292)

Income tax expense	826,366	628,376	582,188

Effective tax rate	36%	30%	27%